ACCUMULATED LOSSES (Tables)	12 Months Ended
Jun. 30, 2023
ACCUMULATED LOSSES [Abstract]
Accumulated Losses
	2023	2022
	US$	US$
Balance at start of year	(34,752,074)	(13,230,837)
Net loss for the year	(17,444,754)	(21,521,237)
Balance at June 30	(52,196,828)	(34,752,074)